Net Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Net operating revenue [Abstract]
Schedule of revenues earned are stated on a net basis
	For the year ended December 31,
	2022	2021	2020
Gross operating revenue
Goods	59,510	45,550	39,436
Services rendered and others	174	111	100
	59,684	45,661	39,536
(-) Revenue deductions
Returns and sales cancellation	(109)	(76)	(73)
Taxes	(5,055)	(3,687)	(3,420)
	(5,164)	(3,763)	(3,493)
Net operating revenue	54,520	41,898	36,043